Financial Instruments - Summary of Long Term Notes Payable (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 EUR (€)	Oct. 05, 2023 MXN ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 6,203				$ 6,920
Cemex, S.A.B. de C.V. 2023 CEBURES variable rate [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount				$ 1,000
Cemex S A B de C V 2023 CEBURES fixed rate [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount				$ 5,000
Rate				11.48%
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	3,535				4,160
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 27				20
Notes payable [member] | Cemex, S.A.B. de C.V. 2023 CEBURES variable rate [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Oct. 05, 2023
Issuer	Cemex, S.A.B. de C.V.
Currency	Peso
Principal amount		$ 1,000
Rate	0.45%	0.45%	0.45%
Borrowings, interest rate basis	TIIE+.45
Maturity date	Oct. 01, 2026
Repurchased amount	$ 0
Long term borrowings	59				0
Notes payable [member] | Cemex, S.A.B. de C.V. 2023 CEBURES variable rate [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 59
Notes payable [member] | Cemex S A B de C V 2023 CEBURES fixed rate [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Oct. 05, 2023
Issuer	Cemex, S.A.B. de C.V.
Currency	Peso
Principal amount		$ 5,000
Rate	11.48%	11.48%	11.48%
Maturity date	Sep. 26, 1930
Repurchased amount	$ 0
Long term borrowings	292				0
Notes payable [member] | Cemex S A B de C V 2023 CEBURES fixed rate [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 295
Notes payable [member] | CEMEX SAB de CV July 2031 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jan. 12, 2021
Issuer	Cemex, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,750
Rate	3.875%	3.875%	3.875%
Maturity date	Jul. 11, 1931
Repurchased amount	$ (642)
Long term borrowings	1,102				1,102
Notes payable [member] | CEMEX SAB de CV July 2031 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,108
Notes payable [member] | CEMEX, S.A.B. de C.V. September 2030 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 17, 2020
Issuer	Cemex, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	5.20%	5.20%	5.20%
Maturity date	Sep. 17, 1930
Repurchased amount	$ (283)
Long term borrowings	714				714
Notes payable [member] | CEMEX, S.A.B. de C.V. September 2030 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 717
Notes payable [member] | CEMEX, S.A.B. de C.V. November 2029 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Nov. 19, 2019
Issuer	Cemex, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	5.45%	5.45%	5.45%
Maturity date	Nov. 19, 2029
Repurchased amount	$ (247)
Long term borrowings	749				749
Notes payable [member] | CEMEX, S.A.B. de C.V. November 2029 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 753
Notes payable [member] | CEMEX, S.A.B. de C.V. June 2027 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jun. 05, 2020
Issuer	Cemex, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	7.375%	7.375%	7.375%
Maturity date	Jun. 05, 2027
Repurchased amount	$ (1,000)
Long term borrowings					996
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2026 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 19, 2019
Issuer	Cemex, S.A.B. de C.V.
Currency	Euro
Principal amount | €			€ 400
Rate	3.125%	3.125%	3.125%
Maturity date	Mar. 19, 2026
Long term borrowings	$ 441				427
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2026 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 442
Notes payable [member] | CEMEX Materials LLC July 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 01, 2003
Issuer	Cemex Materials LLC
Currency	Dollar
Principal amount	$ 150
Rate	7.70%	7.70%	7.70%
Maturity date	Jul. 21, 2025
Long term borrowings	$ 151				$ 152
Notes payable [member] | CEMEX Materials LLC July 2025 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 150